Note 11 - Accrued Liabilities	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
11
- Accrued Liabilities

	January 31, 2017	January 31, 2016
Accrued compensation and benefits	14,786	10,700
Accrued professional fees	864	1,211
Other accrued liabilities	7,597	4,933
	23,247	16,844

Other accrued liabilities include accrued expenses related to third
party resellers and royalties, suppliers, accrued restructuring charges and accrued contingent acquisition purchase consideration.